Shareholder Report, Average Annual Return (Details) 190988_Buffalo International Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Investor Class
Average Annual Return, Percent	9.21%	3.80%	8.55%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	25.86%	7.45%	8.85%
FTSE All-World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	25.56%	7.63%	8.99%